Provisions - current (Tables)	12 Months Ended
Dec. 31, 2017
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Movements in Provisions
Movements	in provisions are as follows:

	2017
	Provisions for sales allowance	Provisions for deficiency compensation	Total	Total
	NT$000	NT$000	NT$000	US$000
January 1	66,065	14,654	80,719	2,723
Provision	117,234	119,318	236,552	7,981
Payment	(113,143)	(76,817)	(189,960)	(6,409)

December 31	70,156	57,155	127,311	4,295